Taxes payable	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Taxes payable
16	Taxes payable

	2021	2020
Taxes on revenues	1,425	902
Income taxes	2,112	119
Other taxes payable	352	49

Taxes payable	3,889	1,070